Income tax (Details 4) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Deferred income tax assets	$ 286,199	$ 236,026
Deferred income tax liabilities	(17,928)	(15,710)
Deferred income tax assets, net	$ 268,271	$ 220,316	$ 197,548